Condensed Consolidated Balance Sheets (Parenthetical) - shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Capital account, units outstanding	635,000,000	635,000,000	635,000,000	635,000,000